Current and deferred income tax (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of reconciliation of income tax (expense) benefit

	2023	2022	2021
(Loss) income before income tax	(293,470)	227,377	309,291
Statutory income tax rate	24.94%	24.94%	24.94%

Income tax benefit (expense) at statutory rate	73,191	(56,708)	(77,137)
ICMS tax incentives permanent difference	10,995	19,277	24,463
Tax effects of translation of non-monetary assets/liabilities to functional currency	13,686	6,279	(32,998)
Withholding tax over subsidiary capital reduction	-	(5,263)	(10,526)
Impairment loss of goodwill	(12,585)	(18,247)	-
Special mining levy and special mining tax	(5,366)	(13,321)	(17,279)
Difference in tax rate of subsidiaries outside Luxembourg	24,428	(10,319)	(3,179)
Tax voluntary disclosure – VAT Discussions – note 9 (iv)	(34,999)	-	-
Unrecognized deferred tax on net operating losses (ii)	(52,091)	(66,069)	(36,577)
Other permanent tax differences	(12,985)	(6,612)	29
Income tax benefit (expense)	4,274	(150,983)	(153,204)

Current	(75,741)	(146,869)	(122,081)
Deferred	80,015	(4,114)	(31,123)
Income tax benefit (expense)	4,274	(150,983)	(153,204)

(i) VAT expense related to the tax voluntary disclosure (refer to note 9) is not deductible for income tax purposes and, consequently, Nexa did not recognize a deferred tax asset.

(ii) On December 31, 2023 Nexa has not recognized deferred tax on net operating losses over a taxable basis of USD 154,261 (2022: USD 211,780), after an assessment made by management considering the future recoverability of these net operating losses. As of December 31, 2023 the Company has an estimated accumulated amount of USD 861,295 not recognized as deferred taxes on net operating losses. Of the total amount of unused tax losses, USD 86 have an expiration limit of 5 years, USD 481,342 of 17 years, USD 15,695 of 20 years, and USD 364,172 can be carried forward indefinitely.

Schedule of analysis of deferred income tax assets and liabilities

	2023	2022
Tax credits on net operating losses	228,283	127,016

Uncertain income tax treatments	(17,292)	(10,980)
Tax credits on temporary differences
Environmental liabilities	18,407	15,764
Asset retirement obligations	25,492	18,175
Inventory provisions	10,850	10,569
Tax, labor and civil provisions	9,588	8,882
Provision for employee benefits	7,319	7,099
Revaluation of derivative financial instruments	111	754
Others	16,938	12,144

Tax debits on temporary differences
Capitalized interest	(23,060)	(10,504)
Foreign exchange gains	(26,766)	(25,542)
Depreciation, amortization, and asset impairment	(178,410)	(178,041)
Others	(20,085)	(7,852)
	51,375	(32,516)

Deferred income tax assets	235,073	166,983
Deferred income tax liabilities	(183,698)	(199,499)
	51,375	(32,516)

Schedule of effects of deferred tax on income statement and other comprehensive income

	2023	2022	2021
Balance at the beginning of the year	(32,516)	(40,378)	3,188
Effect on income (loss) for the year	80,015	(4,114)	(31,123)
Effect on other comprehensive loss – Fair value adjustment	(1,071)	820	(2,536)
Prior years uncertain income tax treatment payment	-	1,923	-
Effect on other comprehensive income – Translation effect included in cumulative translation adjustment	9,415	8,481	(9,907)
Derecognition of Nexa's share of Enercan's deferred income taxes - note 4(ii)	-	3,338	-
Uncertain income tax treatments	(4,468)	(2,586)	-
Balance at the end of the year	51,375	(32,516)	(40,378)